Share-Based Compensation (Changyou 2008 Share Incentive Plan, After Initial Public Offering, Restricted Share Units Activity) (Details) - Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member] - Class A restricted share units [Member] - Executive officers other than former CEO and certain non-executive employees [Member]
shares in Thousands
12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	220
Number of Units, Granted	0
Number of Units, Vested	(95)
Number of Units, Forfeited	(105)
Number of Units, Unvested, Ending balance	20
Number of Units, Expected to vest thereafter	20
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance | $ / shares	$ 14.09
Weighted-Average Grant-Date Fair Value, Vested | $ / shares	14.14
Weighted-Average Grant-Date Fair Value, Forfeited | $ / shares	14.02
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance | $ / shares	14.25
Weighted-Average Grant-Date Fair Value, Expected to vest thereafter | $ / shares	$ 14.25